Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment
Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds	Plants under construction (1)	Other	Right of use asset	Total
$ millions

Cost
Balance as at January 1, 2020	804	6,865	1,392	765	945	423	11,194
Additions	63	467	21	(24)	68	80	675
Disposals	(7)	(34)	-	-	(7)	(21)	(69)
Exit from consolidation	(14)	(5)	-	-	(6)	(1)	(26)
Translation differences	34	126	28	37	3	15	243
Balance as at December 31, 2020	880	7,419	1,441	778	1,003	496	12,017
Accumulated depreciation
Balance as at January 1, 2020	445	3,950	666	-	760	42	5,863
Depreciation	35	246	47	-	66	67	461
Disposals	(6)	(31)	-	-	(7)	(15)	(59)
Impairment	-	58	27	-	-	-	85
Exit from consolidation	(2)	(4)	-	-	(4)	-	(10)
Translation differences	19	81	23	-	2	2	127
Balance as at December 31, 2020	491	4,300	763	-	817	96	6,467

Depreciated balance as at December 31, 2020	389	3,119	678	778	186	400	5,550

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.

Note 10 - Property, Plant and Equipment (cont’d)

Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds	Plants under construction (1)	Other	Right of use asset	Total
$ millions

Cost
Balance as at January 1, 2019	861	6,635	1,376	507	858	-	10,237
IFRS 16 initial implementation	-	-	-	-	-	300	300
Reclassification of finance lease (2)	-	-	-	-	-	96	96
Additions	17	283	21	261	93	39	714
Disposals	(69)	(47)	-	-	(5)	(11)	(132)
Translation differences	(5)	(6)	(5)	(3)	(1)	(1)	(21)
Balance as at December 31, 2019	804	6,865	1,392	765	945	423	11,194
Accumulated depreciation
Balance as at January 1, 2019	468	3,782	627	-	697	-	5,574
Depreciation	36	218	43	-	67	51	415
Disposals	(45)	(44)	-	-	(4)	(9)	(102)
Reversal of impairment	(10)	-	-	-	-	-	(10)
Translation differences	(4)	(6)	(4)	-	-	-	(14)
Balance as at December 31, 2019	445	3,950	666	-	760	42	5,863

Depreciated balance as at December 31, 2019	359	2,915	726	765	185	381	5,331

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.

(2) Reclassification of finance leases (as defined in IAS 17) from non-current asset to property, plant and equipment.